Consolidated Statements of Loss and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 10,500	$ 32,550
Consulting fees	42,000	42,000
Corporate administration	33,800	38,840
Interest	11,508	8,495
Office and miscellaneous	13,417	14,993
Professional fees	29,455	23,965
Shareholder relations	2,371	2,580
Transfer agent and filing fees	14,244	16,155
Total administration expenses	146,795	147,028
Loss before other items	(136,295)	(114,478)
Preferred share dividends	(601,870)	(505,098)
Write off of loans payable	109,398
Net loss and comprehensive loss for the year	$ (628,767)	$ (619,576)
Basic and diluted	$ (0.01)	$ (0.01)